Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Federal income tax rate		35.00%	35.00%	35.00%
Foreign [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforward		$ 54,600,000
Operating loss carryforward expiration year		2038
Capital Loss Carryforward [Member]
Income Tax Disclosure [Line Items]
Loss carryforward		$ 278,000,000
Loss carryforward expiration year		2018
Canada [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforward		$ 5,200,000
Operating loss carryforward expiration year		2032
Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Federal income tax rate	21.00%
Southwest Gas Corporation [Member]
Income Tax Disclosure [Line Items]
Federal income tax rate		35.00%	35.00%	35.00%
Increase in regulatory liabilities		$ 430,000,000
Decrease in deferred tax liabilities		450
Loss carryforward		$ 329,000,000
Loss carryforward expiration year		2038
Unrecognized tax benefits that, if recognized, would affect the effective tax rate		$ 1,100,000
Significant increases or decreases in unrecognized tax benefit within the next 12 months		0
Tax-related interest income		$ 0	$ 0	$ 0
Southwest Gas Corporation [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Amount of benefit being recognized in financial statements upon ultimate settlement, Percentage		50.00%
Southwest Gas Corporation [Member] | Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Federal income tax rate	21.00%